Basis of Presentation, Reverse Stock Split (Details)		May 28, 2021 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Reverse Stock Split [Abstract]
Reverse stock split ratio	[1]	0.2
Common stock, par value (in dollars per share)		$ 1	$ 1	$ 1

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.